10-K Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 785,189,000	$ 711,813,000	$ 1,093,089,000	$ 1,021,778,000	$ 2,534,729,000	$ 2,228,930,000	$ 2,178,002,000
Aggregates
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	146,416,000	136,388,000	229,937,000	214,035,000	496,661,000	444,010,000	406,557,000
Asphalt
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	124,937,000	121,566,000	138,556,000	139,652,000	427,468,000	339,846,000	349,900,000
Ready-mix concrete
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	184,898,000	168,127,000	281,667,000	276,626,000	609,509,000	584,389,000	547,016,000
Contracting services public-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	264,555,000	207,486,000	336,627,000	274,658,000	918,030,000	776,758,000	853,996,000
Contracting services private-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	88,882,000	123,196,000	131,793,000	170,291,000	269,691,000	240,713,000	215,669,000
Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	143,164,000	124,282,000	181,757,000	161,782,000	407,252,000	344,258,000	356,394,000
Internal sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(167,663,000)	(169,232,000)	(207,248,000)	(215,266,000)	(593,882,000)	(501,044,000)	(551,530,000)
Pacific
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	142,155,000	128,412,000	209,941,000	213,761,000	468,589,000	427,229,000	454,318,000
Pacific | Aggregates
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	27,446,000	24,330,000	46,143,000	43,393,000	92,266,000	89,913,000	88,020,000
Pacific | Asphalt
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	6,275,000	11,504,000	7,591,000	15,975,000	35,735,000	26,348,000	25,649,000
Pacific | Ready-mix concrete
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	40,526,000	33,069,000	66,670,000	63,125,000	127,569,000	123,905,000	134,692,000
Pacific | Contracting services public-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	16,848,000	23,626,000	20,819,000	32,921,000	81,989,000	83,014,000	95,730,000
Pacific | Contracting services private-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	16,575,000	12,688,000	19,474,000	24,410,000	47,497,000	44,602,000	49,384,000
Pacific | Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	60,968,000	53,248,000	87,023,000	80,138,000	183,229,000	147,484,000	160,063,000
Pacific | Internal sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(26,483,000)	(30,053,000)	(37,779,000)	(46,201,000)	(99,696,000)	(88,037,000)	(99,220,000)
Northwest
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	178,734,000	150,785,000	294,618,000	255,575,000	598,774,000	474,941,000	413,723,000
Northwest | Aggregates
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	47,966,000	43,466,000	90,540,000	77,138,000	171,633,000	135,182,000	112,983,000
Northwest | Asphalt
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	34,518,000	26,281,000	41,445,000	34,691,000	97,299,000	78,937,000	60,507,000
Northwest | Ready-mix concrete
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	44,583,000	39,156,000	78,488,000	75,480,000	157,951,000	152,079,000	144,256,000
Northwest | Contracting services public-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	53,301,000	46,208,000	70,304,000	63,119,000	173,981,000	118,970,000	107,698,000
Northwest | Contracting services private-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	29,353,000	19,564,000	55,115,000	39,897,000	88,713,000	68,171,000	50,635,000
Northwest | Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,335,000	4,073,000	7,016,000	7,356,000	14,844,000	12,786,000	14,076,000
Northwest | Internal sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(35,322,000)	(27,963,000)	(48,290,000)	(42,106,000)	(105,647,000)	(91,184,000)	(76,432,000)
Mountain
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	175,754,000	170,419,000	236,372,000	228,888,000	541,910,000	479,543,000	450,852,000
Mountain | Aggregates
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	28,866,000	26,919,000	38,532,000	36,129,000	83,343,000	72,567,000	59,980,000
Mountain | Asphalt
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	29,472,000	31,137,000	30,282,000	31,468,000	93,263,000	69,310,000	72,222,000
Mountain | Ready-mix concrete
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	34,506,000	31,446,000	48,876,000	47,616,000	106,654,000	100,412,000	83,104,000
Mountain | Contracting services public-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	80,381,000	30,626,000	108,619,000	53,029,000	249,573,000	211,603,000	227,866,000
Mountain | Contracting services private-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	37,317,000	87,786,000	50,762,000	102,197,000	119,136,000	112,058,000	99,300,000
Mountain | Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	8,000	9,000	11,000	15,000	36,000	91,000	34,000
Mountain | Internal sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(34,796,000)	(37,504,000)	(40,710,000)	(41,566,000)	(110,095,000)	(86,498,000)	(91,654,000)
North Central
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	187,602,000	167,238,000	208,576,000	190,062,000	607,311,000	561,661,000	567,473,000
North Central | Aggregates
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	30,323,000	26,679,000	34,343,000	30,679,000	96,528,000	97,515,000	94,785,000
North Central | Asphalt
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	46,719,000	44,719,000	46,888,000	44,765,000	174,207,000	139,934,000	156,376,000
North Central | Ready-mix concrete
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	53,900,000	47,173,000	66,187,000	59,529,000	158,552,000	157,237,000	142,398,000
North Central | Contracting services public-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	94,548,000	86,011,000	99,074,000	91,531,000	342,370,000	292,015,000	330,268,000
North Central | Contracting services private-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,249,000	3,083,000	5,357,000	3,144,000	13,342,000	14,891,000	14,632,000
North Central | Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	10,907,000	9,903,000	12,493,000	12,055,000	24,948,000	22,803,000	24,857,000
North Central | Internal sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(54,044,000)	(50,330,000)	(55,766,000)	(51,641,000)	(202,636,000)	(162,734,000)	(195,843,000)
All Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	100,944,000	94,959,000	143,582,000	133,492,000	318,145,000	285,556,000	291,636,000
All Other | Aggregates
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,815,000	14,994,000	20,379,000	26,696,000	52,891,000	48,833,000	50,789,000
All Other | Asphalt
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	7,953,000	7,925,000	12,350,000	12,753,000	26,964,000	25,317,000	35,146,000
All Other | Ready-mix concrete
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,383,000	17,283,000	21,446,000	30,876,000	58,783,000	50,756,000	42,566,000
All Other | Contracting services public-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	19,477,000	21,015,000	37,811,000	34,058,000	70,117,000	71,156,000	92,434,000
All Other | Contracting services private-sector
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	388,000	75,000	1,085,000	643,000	1,003,000	991,000	1,718,000
All Other | Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	66,946,000	57,049,000	75,214,000	62,218,000	184,195,000	161,094,000	157,364,000
All Other | Internal sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ (17,018,000)	$ (23,382,000)	$ (24,703,000)	$ (33,752,000)	$ (75,808,000)	$ (72,591,000)	$ (88,381,000)